Offerings	May 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, underlying Warrants
Amount Registered | shares	9,970,090
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 114,656,035.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,834.00
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Calculated pursuant to Rule 457(g) under the Securities Act based on the fixed conversion or exercise price of the security.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Class A common stock
Amount Registered | shares	4,220,090
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. In accordance with Rule 457(i), the entire registration fee for the Private Warrants and Underwriter Warrants is allocated to the shares of Class A common stock underlying such Warrants, and no separate fee is payable for such Warrants.